Segment Information and Concentrations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Revenues	$ 2,508,600	$ 2,136,200	$ 7,245,100	$ 6,234,500	$ 7,784,400	$ 8,384,900
Depreciation and Amortization and Impairment			126,700	123,300	160,900	257,300
Benchtop Laboratory Equipment
Revenues	2,365,700	1,800,700	6,803,300	5,320,300	6,783,600	7,078,800
Foreign Sales	942,200	743,000	2,724,800	1,996,400	2,589,800	2,680,300
Income (Loss) from Operations	774,600	138,800	1,727,000	331,300	449,700	449,800
Assets	5,979,400	5,229,700	5,979,400	5,229,700	12,232,600	5,280,700
Long-lived Asset Expenditures	18,600	4,900	54,100	26,800	36,000	194,500
Depreciation and Amortization and Impairment	30,000	29,600	79,700	90,900	116,900	217,800
Bioprocessing Systems
Revenues	142,900	335,500	441,800	914,200	1,000,800	1,306,100
Foreign Sales	102,600	335,000	395,000	913,700	1,000,400	1,301,200
Income (Loss) from Operations	(1,722,200)	(193,100)	(2,996,300)	(209,400)	(727,500)	365,000
Assets	1,281,200	1,647,800	1,281,200	1,647,800	546,100	790,100
Long-lived Asset Expenditures	92,100	11,700	170,800	31,300	40,700	15,700
Depreciation and Amortization and Impairment	16,700	11,000	46,500	31,500	42,700	38,500
Corporate and Other
Revenues	0	0	0	0	0	0
Foreign Sales	0	0	0	0	586,500	1,102,300
Income (Loss) from Operations	(911,200)	(180,700)	(1,029,600)	(180,700)	(385,700)	91,900
Assets	6,639,700	2,042,400	6,639,700	2,042,400	2,018,700	2,205,200
Long-lived Asset Expenditures	0	0	0	0	0	2,200
Depreciation and Amortization and Impairment	0	300	500	900	1,300	1,000
Consolidated
Revenues	2,508,600	2,136,200	7,245,100	6,234,500	7,784,400	8,384,900
Foreign Sales	1,044,800	1,078,000	3,119,800	2,910,100	4,176,700	5,083,800
Income (Loss) from Operations	(1,858,800)	(235,000)	(2,298,900)	(58,800)	(663,500)	906,700
Assets	13,900,300	8,919,900	13,900,300	8,919,900	14,797,400	8,276,000
Long-lived Asset Expenditures	110,700	16,600	224,900	58,100	76,700	212,400
Depreciation and Amortization and Impairment	$ 43,700	$ 40,900	$ 126,700	$ 123,300	$ 160,900	$ 257,300